SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Weighted Average Amortization Period By Intangible Aseet Class) (Details)	12 Months Ended
Dec. 31, 2012
Service Agreements with Universities and High Schools [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	26 years
Operating Platforms Used to Provide Online Education Service [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	6 years
Customer Base [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	4 years
Online Coursewares [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	3 years
Partnership with Agencies [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	5 years
Exclusive Partnership with Universities [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	16 years
Operational Right of Private School [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	22 years
Partnership with Local Institutes [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	7 years 2 months 12 days
Acquired Right to Use Trademark [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Expected useful lives of acquired assets	2 years 2 months 12 days